Document And Entity Information - USD ($)	3 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Document Information [Line Items]
Entity Registrant Name	Merk Gold Trust
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Public Float	$ 0
Amendment Flag	true
Amendment Description	The Trust is filing this Post-Effective Amendment No. 1 to the Existing Registration Statement, or this Post-Effective Amendment, to, among other things, (i) include its audited financial statements for the fiscal year ended January 31, 2015, (ii) include its unaudited quarterly financial statements for the fiscal quarter ended April 30, 2015, and (iii) update certain sections contained in the prospectus included herein to reflect information previously filed with the SEC in the Trust's periodic reports, including without limitation its Annual Report on Form 10-K for the year ended January 31, 2015.
Entity Central Index Key	0001546652
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Merk Gold Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,152,630
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		0